CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 201	$ (2,643)	$ (2,055)
Less: Net loss attributable to non-controlling interest	7	8	4
Net income (loss) attributable to RADA Electronic Industries' shareholders	208	(2,635)	(2,051)
Other Comprehensive Income:
Change in foreign currency translation adjustment	(14)	99	32
Less: other comprehensive income (loss) attributable to non-controlling interest	(3)	20	7
Other comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	(11)	79	25
Comprehensive income (loss)	197	(2,544)	(2,023)
Less: comprehensive Income (loss) attributable to non-controlling interest	(10)	12	3
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ 207	$ (2,556)	$ (2,026)